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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Peak Investments, LLC
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stacey Schaper Ashenfelter
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (213) 891-6325
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Stacey Schaper Ashenfelter      Los Angeles, CA      11/8/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                         The Cypress Funds, LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]      Oakmont Corporation


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 2
                                        --------------------

Form 13F Information Table Entry Total:           43
                                        --------------------

Form 13F Information Table Value Total:      726,012
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-                          The Cypress Funds LLC
    ------       -----------------         ---------------------------------

              28-                          Oakmont Corporation
    ------       -----------------         ---------------------------------

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
------------------------- -------------- --------- -------- ---------------------- ------------ ----------  ----------------------
                                                    VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------------- -------------- --------- -------- --------- ----- ------ ------------ ----------  ------ -------- ------
AIRTRAN HOLDINGS INC        Common       00949P108  25,296  1,998,100              Other        Oakmont     Sole
                                                                                                Corporation
AIRTRAN HOLDINGS INC        Common       00949P108  13,926  1,100,000              Other        The Cypress Sole
                                                                                                Funds LLC
AMERICA MOVIL -
 ADR SERIES L             Spon ADR L Shs 02364W105  17,592    668,400              Other        Oakmont     Sole
                                                                                                Corporation
AMERICA MOVIL -
 ADR SERIES L             Spon ADR L Shs 02364W105  15,184    576,900              Other        The Cypress Sole
                                                                                                Funds LLC
BOEING CO                   Common       097023105  35,891    528,200              Other        Oakmont     Sole
                                                                                                Corporation
BOEING CO                   Common       097023105  11,545    169,900              Other        The Cypress Sole
                                                                                                Funds LLC
CAMECO CORPORATION          Common       13321L108  22,556    421,600              Other        Oakmont     Sole
                                                                                                Corporation
CAMECO CORPORATION          Common       13321L108  11,711    218,900              Other        The Cypress Sole
                                                                                                Funds LLC
CATERPILLAR INC             Common       149123101  12,279    209,000              Other        The Cypress Sole
                                                                                                Funds LLC
COMPUGEN LTD                Common       M25722105     407    122,825              Other        Oakmont     Sole
                                                                                                Corporation
COSTCO WHOLESALE CORP       Common       22160K105  17,350    402,650              Other        Oakmont     Sole
                                                                                                Corporation
COSTCO WHOLESALE CORP       Common       22160K105  10,428    242,000              Other        The Cypress Sole
                                                                                                Funds LLC
DELPHI FINANCIAL GROUP,
 INC                        Common       247131105  23,084    493,243              Other        Oakmont     Sole
                                                                                                Corporation
ENCANA CORP                 Common       292505104  39,219    672,600              Other        Oakmont     Sole
                                                                                                Corporation
ENCANA CORP                 Common       292505104  18,659    320,000              Other        The Cypress Sole
                                                                                                Funds LLC
FLEXTRONICS INTL LTD        Common       Y2573F102  10,486    816,000              Other        Oakmont     Sole
                                                                                                Corporation
FREEPORT MCMORAN COPPER
 & GOLD CL B                Common       35671D857   5,658    116,454              Other        Oakmont     Sole
                                                                                                Corporation
FREEPORT MCMORAN COPPER
 & GOLD CL B                Common       35671D857  12,439    256,000              Other        The Cypress Sole
                                                                                                Funds LLC
GENERAL ELECTRIC            Common       369604103  12,246    363,700              Other        Oakmont     Sole
                                                                                                Corporation
GENERAL ELECTRIC            Common       369604103   9,525    282,900              Other        The Cypress Sole
                                                                                                Funds LLC
HILTON HOTELS CORP          Common       432848109  17,095    765,900              Other        Oakmont     Sole
                                                                                                Corporation
HONEYWELL INTL INC          Common       438516106   9,375    250,000              Other        The Cypress Sole
                                                                                                Funds LLC
INCO LTD                    Common       453258402  11,923    251,800              Other        The Cypress Sole
                                                                                                Funds LLC
INVESTORS FINANCIAL
 SERVICES CORP              Common       461915100 117,863  3,582,466              Other        Oakmont     Sole
                                                                                                Corporation
INVESTORS FINANCIAL
 SERVICES CORP              Common       461915100  13,078    397,500              Other        The Cypress Sole
                                                                                                Funds LLC
MANNKIND CORPORATION        Common       56400P201   2,047    149,500              Other        Oakmont     Sole
                                                                                                Corporation
MCMORAN EXPLORATION CO      Common       582411104   6,886    354,236              Other        Oakmont     Sole
                                                                                                Corporation
MCMORAN EXPLORATION CO      NOTE 6.00%   582411AB0   4,068     27,500              Other        Oakmont     Sole
                                                                                                Corporation
MCMORAN EXPLORATION CO      Common       582411104  11,664    600,000              Other        The Cypress Sole
                                                                                                Funds LLC
NOKIA CORP                  Spon ADR     654902204   6,764    400,000              Other        The Cypress Sole
                                                                                                Funds LLC
PALL CORP                   Common       696429307   7,260    264,000              Other        The Cypress Sole
                                                                                                Funds LLC
SEI INVESTMENTS CO          Common       784117103   2,533     67,400              Other        Oakmont     Sole
                                                                                                Corporation
STRATUS PROPERTIES INC      Common       863167201   1,731     92,339              Other        Oakmont     Sole
                                                                                                Corporation
SYMANTEC CORP               Common       871503108   4,605    203,200              Other        Oakmont     Sole
                                                                                                Corporation
SYMANTEC CORP               Common       871503108   7,766    342,700              Other        The Cypress Sole
                                                                                                Funds LLC
SYNTROLEUM CORP             Common       871630109 106,204  7,294,240              Other        Oakmont     Sole
                                                                                                Corporation
TIFFANY & CO                Common       886547108     879     22,100              Other        Oakmont
                                                                                                Corporation Sole
TRANSOCEAN INC              Common       G90078109  19,650    320,500              Other        Oakmont     Sole
                                                                                                Corporation
TRANSOCEAN INC              Common       G90078109  10,662    173,900              Other        The Cypress Sole
                                                                                                Funds LLC
UNIVISION COMMUNICATIONS
 INC                        Common       914906102  10,872    409,800              Other        Oakmont     Sole
                                                                                                Corporation
UNIVISION COMMUNICATIONS
 INC                        Common       914906102  13,892    450,000              Other        The Cypress Sole
                                                                                                Funds LLC
VASOGEN INC                 Common       92232F103   6,243  2,958,700              Other        Oakmont     Sole
                                                                                                Corporation
VASOGEN INC                 Common       92232F103   7,471  1,541,300              Other        The Cypress Sole
                                                                                                Funds LLC
                                                   -------
                                                   726,012
                                                   -------
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